Financial liabilities - Preference shares (Details) € in Millions, $ in Millions	1 Months Ended		6 Months Ended
	May 31, 2021 EUR (€)	Jan. 31, 2020 EUR (€)	Jun. 30, 2021	May 31, 2021 USD ($)	Mar. 12, 2020 EUR (€)
Issuance By Banco Santander S.A. in March 2020
Disclosure of detailed information about financial instruments [line items]
Notional amount					€ 1,500
Issuance By Banco Santander S.A. in January 2020
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)			4.375%
Initial interest rate term			6 years
Reprice term			5 years
Adjustment to reference rate, after initial interest rate period			4.534%
Reference rate			5-year Mid-Swap Rate
Issuance By Banco Santander S.A. in January 2020 | CCPSs
Disclosure of detailed information about financial instruments [line items]
Notional amount		€ 1,500
Interest rate (as a percent)		4.375%
Initial interest rate term		6 years
Reprice term		5 years
Adjustment to reference rate, after initial interest rate period		4.534%
Reference rate		5-year Mid-Swap Rate
Issuance By Banco Santander S.A. In May 2021
Disclosure of detailed information about financial instruments [line items]
Notional amount	€ 1,578
Issuance By Banco Santander S.A. In May 2021 | US Dollar Series
Disclosure of detailed information about financial instruments [line items]
Notional amount	€ 828			$ 1,000
Interest rate (as a percent)	4.75%		4.75%	4.75%
Initial interest rate term	6 years		6 years
Reprice term	5 years		5 years
Adjustment to reference rate, after initial interest rate period	3.753%		3.753%	3.753%
Reference rate	5-year UST		5-year UST
Issuance By Banco Santander S.A. In May 2021 | Euro Series
Disclosure of detailed information about financial instruments [line items]
Notional amount	€ 750
Interest rate (as a percent)	4.125%		4.125%	4.125%
Initial interest rate term	7 years		7 years
Reprice term	5 years		5 years
Adjustment to reference rate, after initial interest rate period	4.311%		4.311%	4.311%
Reference rate	5-year Euro mid-swap		5-year Euro mid-swap